Vanguard Total International Bond Index Fund

Supplement to the Prospectus Dated May 1, 2013

Vanguard Total International Bond Index Fund is not yet available for investment.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1231A 052013

Vanguard Charlotte Funds

Supplement to the Statement of Additional Information Dated May 1, 2013

Vanguard Total International Bond Index Fund is not yet available for investment.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 1231 052013